UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-07414

The Santa Barbara Group of Mutual Funds, Inc.

(Exact name of registrant as specified in charter)

107 South Fair Oaks Boulevard, Suite 315, Pasadena, CA 91105

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

626-844-1440

Date of fiscal year end:

3/31

Date of reporting period: 12/31/08

Item 1.  Schedule of Investments.

The Santa Barbara Group of Mutual Funds
Montecito Fund
SCHEDULE OF INVESTMENTS (Unaudited)		December 31, 2008

		Market
Security	Shares	Value
COMMON STOCK - 43.79%

Beverages - 1.90%
PepsiCo, Inc.	3,000	$ 164,310

Chemicals - 0.81%
Ecolab, Inc.	2,000	70,300

Closed-End Funds - 0.98%
Tortoise Energy Infrastructure	5,000	84,850

Commercial Services - 1.83%
Macquarie Infrastructure Co.	7,000	26,390
Paychex, Inc.	5,000	131,400
		157,790
Conglomerates - 1.87%
General Electric Co.	10,000	162,000

Consumer Products - 1.83%
Kimberly-Clark Corp.	3,000	158,220

Cosmetics - 1.43%
Procter & Gamble Co.	2,000	123,640

Exchange Traded Funds - 0.87%
ProShares UltraShort Lehman 20+ Year Treasury	2,000	75,460

Food - 4.25%
H.J. Heinz Co.	3,000	112,800
Hershey Foods Corp.	5,000	173,700
Kraft Foods, Inc.	3,000	80,550
		367,050
Insurance - 0.84%
21st Century Holding Co.	15,638	72,404

The Santa Barbara Group of Mutual Funds
Montecito Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)		December 31, 2008

		Market
Security	Shares	Value
Investment Management - 4.06%
Greenhill & Co., Inc.	3,000	$ 209,310
T. Rowe Price Group, Inc.	4,000	141,760
		351,070
Media - 0.27%
The McGraw-Hill Companies, Inc.	1,000	23,190

Medical - 7.10%
Abbott Laboratories	4,000	213,480
Eli Lilly and Co.	4,000	161,080
Johnson & Johnson	4,000	239,320
		613,880
Office Supplies - 1.51%
Avery Dennison Corp.	4,000	130,920

Oil & Gas - 5.15%
ChevronTexaco Corp.	2,500	184,925
Enerplus Resources Fund	6,000	117,480
Pengrowth Energy Trust - Class A	10,000	76,200
Penn West Energy Trust	6,000	66,720
		445,325
Pipelines - .69%
Atlas Pipeline Partners L.P	10,000	60,000

Retail - Restaurants - 1.80%
McDonalds Corp.	2,500	155,475

Semiconductor - 1.36%
Intel Corp.	8,000	117,280

Software - 0.90%
Microsoft Corp.	4,000	77,760

Telecommunications - 0.83%
Qualcomm, Inc.	2,000	71,660

Textile Products - .95%
JG Boswell Co.	193	82,218

The Santa Barbara Group of Mutual Funds
Montecito Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)		December 31, 2008

		Market
Security	Shares	Value
Transportation - 2.55%
United Parcel Service, Inc. - Class B	4,000	$ 220,640

TOTAL COMMON STOCK
(Cost - $4,053,904)		3,785,442

REAL ESTATE INVESTMENT TRUSTS - 26.49%
Apartments - 4.04%
Apartment Investment & Management Co. - Preferred, 7.75%	3,300	52,173
Apartment Investment & Management Co. - Preferred, 9.375%	17,700	245,145
Education Realty Trust, Inc.	10,000	52,200
		349,518
Diversified - 6.30%
Colonial Properties Trust - Preferred, 8.125%	6,655	99,758
Entertainment Properties Trust - Convertible Preferred, 5.75%	11,000	140,140
Gladstone Commercial Corp.	5,000	42,500
Investors Real Estate Trust	11,000	117,810
Lexington Realty Trust - Convertible Preferred, 6.50%	9,000	144,585
		544,793
Health Care - 2.62%
Medical Properties Trust, Inc.	20,000	126,200
Nationwide Health Properties, Inc.	3,500	100,520
		226,720
Hotels - 0.06%
Ashford Hospitality Trust	5,000	5,750

Manufactured Homes - 1.33%
Sun Communities	6,500	91,000
UMH Properties, Inc.	4,000	23,800
		114,800
Mortgage - 0.97%
Northstar Realty Finance Corp. - Preferred, 8.25%	10,000	83,800

Office Property - 2.40%
HRPT Properties Trust	23,000	77,510
HRPT Properties Trust - Convertible Preferred, 6.50%	13,000	130,000
		207,510
Pipelines - 2.96%
El Paso Corp- Convertible Preferred, 4.75%	10,000	255,650
The Santa Barbara Group of Mutual Funds
Montecito Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)		December 31, 2008

		Market
Security	Shares	Value
Storage - 2.29%
Sovran Self Storage, Inc.	5,500	$ 198,000

Warehouse - 3.52%
First Industrial Realty Trust, Inc.	10,000	75,500
First Potomac Realty Trust, Inc.	2,000	18,600
Monmouth Real Estate Investment Corp. - Class A	30,000	210,000
		304,100
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost - $5,218,848)		2,290,641

	Principal
Security	Amount
U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.18%
Fannie Mae, 4.00%, due 12/9/11	$ 250,000	253,392
Federal Home Loan Bank, 3.50%, due 4/25/11	500,000	501,026
Federal Home Loan Bank, 5.625%, due 3/30/17	300,000	298,574
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,052,992
(Cost - $1,040,790)

U.S. TREASURY BONDS - 9.18%
U.S. Treasury TIP Bond, 1.875%, due 7/15/15	300,000	315,657
U.S. Treasury TIP Bond, 1.750%, due 1/15/28	500,000	477,558
TOTAL U.S. TREASURY BONDS
(Cost - $847,388)		793,215

MORTGAGE BACKED SECURITIES - 2.65%
Freddie Mac REMIC, 5.75%, due 7/15/35	231,285	228,774
(Cost - $231,810)
The Santa Barbara Group of Mutual Funds
Montecito Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)		December 31, 2008

		Market
Security	Shares	Value
SHORT TERM INVESTMENT - 6.78%
Dreyfus International RS Money Market, 1.12% (a)	585,938	$ 585,938
(Cost - $585,938)

Total Investments - 101.07%
(Cost - $11,978,678)		8,737,002
Liabilities in Excess of Other Assets - (1.07)%		(92,163)
NET ASSETS - 100.00%		$ 8,644,839

*Non-Income Producing Security
ADR- American Depositary Receipt
REIT- Real Estate Investment Trust
REMIC- Real Estate Mortgage Investment Conduit
TIP- Treasury Inflation Protected
(a) Rate shown is the rate in effect at December 31, 2008

At December 31, 2008, net unrealized depreciation on investment securities was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost		$ 171,680
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value		(3,413,356)
Net unrealized depreciation		$ (3,241,676)

The Santa Barbara Group of Mutual Funds
Montecito Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)		December 31, 2008

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial
Accounting Standard No. 157 (FAS 157), Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1- Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2008 in valuing the fund's assets carried at fair value:

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Santa Barbara Group of Mutual Funds, Inc.

By (Signature and Title)

/s/John P. Odell

       John P. Odell, Co-Chairman  & Co-President

Date

3/2/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/John P. Odell

        John P. Odell, Co-Chairman & Co-President

Date

3/2/09

By (Signature and Title)

/s/Steven W. Arnold

       Steven W. Arnold, Co-Chairman, Co-President & Treasurer

Date

3/2/09